Long-Term Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 24,463	$ 21,547
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	1.30%	0.70%
Debt, interest rate, maximum (percent)	5.94%	5.94%
Debt, maturity date, beginning	2017
Debt, maturity date, end	2026
Long-term debt	$ 20,005	$ 17,724
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	0.80%	0.41%
Debt, interest rate, maximum (percent)	2.05%	1.48%
Debt, maturity date, beginning	2018
Debt, maturity date, end	2038
Long-term debt	$ 2,828	$ 2,378
Qualifying subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	3.00%	5.45%
Debt, interest rate, maximum (percent)	7.50%	7.50%
Debt, maturity date, beginning	2017
Debt, maturity date, end	2028
Long-term debt	$ 1,383	$ 1,150
Junior Subordinated Debt
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	1.87%	6.37%
Debt, interest rate, maximum (percent)	1.87%	6.37%
Debt, maturity date, beginning	2036
Long-term debt	$ 247	$ 295